Segment information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Disclosure of operating segments [line items]
Number of reportable segments | segment	5
Metal sales	$ 1,008,501	$ 871,984
Turkiye
Disclosure of operating segments [line items]
Metal sales	475,349	398,602
Turkiye | One customer
Disclosure of operating segments [line items]
Metal sales	301,692	243,257
Canada
Disclosure of operating segments [line items]
Metal sales	346,315	312,962
Canada | One customer
Disclosure of operating segments [line items]
Metal sales	338,189	311,056
TURKEY and GREECE | One customer
Disclosure of operating segments [line items]
Metal sales	$ 82,558	$ 90,650